Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2025	—	495,499	—	1,550,566	LLYVA	122.45	136.16	(87)	(20)
					LLYVK	122.19

(1)
Our Principal Executive Officer (PEO) was Mr. Hollingsworth. Our named executive officers other than our PEO (non-PEO NEOs) were Messrs. Bennett and Wendling and Ms. Wilm.

(2)
Reflects, for Mr. Hollingsworth, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated (which, in each case, for 2025 was $0).

(3)
Represents the compensation actually paid to Mr. Hollingsworth and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	—	—	—	395,343	(3,045)	103,202	—	495,499
Non-PEO NEOs
2025	—	—	—	1,298,088	(7,674)	260,152	—	1,550,566

(a)
Reflects, for Mr. Hollingsworth, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated (which, in each case, for 2025 was $0).

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series A Liberty Live common stock and Series C Liberty Live common stock in connection with the Split-Off.
(c)
Reflects, with respect to Mr. Hollingsworth, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Hollingsworth, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment in each of LLYVA and LLYVK from December 31, 2024 through December 31, 2025.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media and Entertainment Index from December 31, 2024 through December 31, 2025.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote	(1) Our Principal Executive Officer (PEO) was Mr. Hollingsworth. Our named executive officers other than our PEO (non-PEO NEOs) were Messrs. Bennett and Wendling and Ms. Wilm.
Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media and Entertainment Index from December 31, 2024 through December 31, 2025.

PEO Total Compensation Amount	$ 0
PEO Actually Paid Compensation Amount	$ 495,499
Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Mr. Hollingsworth and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	—	—	—	395,343	(3,045)	103,202	—	495,499
Non-PEO NEOs
2025	—	—	—	1,298,088	(7,674)	260,152	—	1,550,566

(a)
Reflects, for Mr. Hollingsworth, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated (which, in each case, for 2025 was $0).

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series A Liberty Live common stock and Series C Liberty Live common stock in connection with the Split-Off.
(c)
Reflects, with respect to Mr. Hollingsworth, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Hollingsworth, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,550,566
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Mr. Hollingsworth and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	—	—	—	395,343	(3,045)	103,202	—	495,499
Non-PEO NEOs
2025	—	—	—	1,298,088	(7,674)	260,152	—	1,550,566

(a)
Reflects, for Mr. Hollingsworth, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated (which, in each case, for 2025 was $0).

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series A Liberty Live common stock and Series C Liberty Live common stock in connection with the Split-Off.
(c)
Reflects, with respect to Mr. Hollingsworth, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Hollingsworth, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Hollingsworth, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from December 15, 2025 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 136.16
Net Income (Loss)	$ (87,000,000)
Company Selected Measure Amount	(20,000,000)
PEO Name	Mr. Hollingsworth
Total Shareholder Return Amount LLYVA	$ 122.45
Total Shareholder Return Amount LLYVK	$ 122.19
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 395,343
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,045)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,202
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,298,088
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,674)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,152
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount